UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2021

Item 1. Reports to Stockholders.

(a)

Adasina Social Justice All Cap Global ETF

Ticker: JSTC

Annual Report

August 31, 2021

Adasina Social Justice All Cap Global ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

Adasina Social Justice All Cap Global ETF

Dear Shareholders,

Almost a year ago, in December 2020, we launched the Adasina Social Justice All Cap Global ETF (the “Fund”) to be an all-cap, core public equities strategy for investors with social justice values. The Fund is a highly diversified, global, all-cap portfolio that allows investors to align their investment portfolios with social justice values. The Fund uses community-sourced impact data to set the standards for how publicly-traded companies participate in gender, racial, economic, and climate justice.

The Fund is actively-managed and seeks to invest its assets to achieve returns similar to those of the Adasina Social Justice Index (the “Index”). The Index is designed to support progressive movements for change and includes a global universe of public companies whose practices are in alignment with social justice values. In addition to the metrics traditionally considered for environmental, social, and governance (“ESG”) investing, the Fund screens companies based on the Adasina Social Justice Investment Criteria.

Fund Updates

Since inception, the Fund has continued to grow in visibility and demand, resulting in continued asset growth. We are pleased to share updates on the performance and trajectory of the Fund as we look into 2022 and beyond. The information presented in this report relates to the Fund’s inception date of December 8, 2020 through the period ended August 31, 2021 (the “Fiscal Period”).

Since inception, the Fund generated a net asset value (“NAV”) total return of 19.24% and market total return of 19.58%. This compares to the 20.32% total return of the Index, and the 18.49% total return of the secondary benchmark, the Dow Jones Global Index, for the same period. Deviations between market price and NAV are often largely driven by the amount and timing of trading volume on any given day and, as such, there may be deviations in the short-term based on that factor alone. However, the Fund is expected to have healthy, and growing, daily volume as the track record is built, so we believe that market price and NAV will converge over longer time periods. We do expect some level of deviation regardless of trading volume given that the Fund holds significant foreign securities, whose markets are closed when the NAV is calculated domestically each day.

From a sector perspective, based on performance attribution to the Fund’s overall portfolio, the Technology, Financial, and Consumer (Cyclical) sectors were the leading contributors while the Consumer (Non-Cyclical) and Basic Materials sectors were the leading detractors. Further, reviewing individual stocks based on performance attribution to the Fund’s overall portfolio, leading contributors included ASML Holding NV, NVIDIA Corp., and Adobe Inc. Conversely, the leading detractors included Softbank Group Corp., Meituan, and Samsung Electronics Co. Ltd.

Looking Ahead

As we continue into the new fiscal year, we are excited to see continued growth of the Fund, and to expand our partnerships with financial advisors and other investors.

Robasciotti & Associates, Inc., doing business as Adasina Social Capital (“Adasina”) and the Fund have received extensive press engagement and coverage in 2021 which can be seen on the Fund’s website, particularly as we approach the 1-year anniversary of the Fund. We look forward to an increasing amount of assets as we enter the new year, following the momentum we have established this fiscal period.

Beyond the Fund, Adasina also continues our larger strategy for social change. To achieve lasting social change, we know it takes scale that goes well beyond our own portfolio and must extend to the wider financial ecosystem. Adasina aims to have an impact by not only divesting from harmful industries, but by organizing other investors to join us in collectively advocating for companies to align their practices with movements for racial, gender, economic, and climate justice. As we use investor mobilization and other tools to advance our goals, we look to a number of indicators for progress, and continue to evaluate the most impactful metrics for social justice.

We thank you for the assets you have entrusted with us and deeply value our relationship. For any questions about the Fund please contact your financial advisor or one of our shareholder associates at (833) 743-0080. You may also visit our website at www.adasinaetf.com or reach us via email at invest@adasina.com.

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the Fund’s prospectus. The Fund’s prospectus may be obtained by clicking https://www.adasinaetf.com/. Please read the prospectus carefully before you invest.

2

Adasina Social Justice All Cap Global ETF

Past performance does not guarantee future results.

A fund’s net asset value (“NAV”) per share is the sum of all its assets less any liabilities, divided by the number of shares outstanding. The market price is the most recent price at which the fund was traded.

As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market price normally should approximate the Fund’s NAV per share, but the market price sometimes may be higher or lower than the NAV. The Fund is newer with a limited operating history. There are a limited number of financial institutions authorized to buy and sell shares directly with the Fund; and there may be a limited number of other liquidity providers in the marketplace. There is no assurance that Fund shares will trade at any volume, or at all, on any stock exchange. Low trading activity may result in shares trading at a material discount to NAV. Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks, brokerage commissions, and/or transaction costs or services fees may apply. Please consult your broker or financial advisor for their fee schedule.

There is no guarantee that the Fund’s investment strategy will be successful. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. You can lose money on your investment in the Fund. Diversification does not ensure profit or protect against loss in declining markets. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid and more volatile than securities markets in more developed markets.

The Dow Jones Global Index aims to provide 95% market capitalization coverage of stocks globally, including developed and emerging regions.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report.

Shares of the Fund are distributed by Foreside Fund Services, LLC.

3

Adasina Social Justice All Cap Global ETF

PERFORMANCE SUMMARY (Unaudited)

$13,000
$12,000
$11,000
$10,000
$9,000
12/8/20
12/31/20
1/31/21
2/28/21
3/31/21
4/30/21
5/31/21
6/30/21
7/31/21
8/31/21
Dow Jones Global Index
Adasina Social Justice All Cap Global ETF - Market
Adasina Social Justice All Cap Global ETF - NAV
Adasina Social Justice Index

Total Return for the period ended August 31, 2021:	Since Inception (12/8/2020)	Ending Value (8/31/2021)
Adasina Social Justice All Cap Global ETF - NAV	19.24%	$11,924
Adasina Social Justice All Cap Global ETF - Market	19.58%	11,958
Adasina Social Justice Index (1)	20.32%	12,032
Dow Jones Global Index	18.49%	11,849

(1)The Fund is an actively-managed exchange-traded fund that seeks to invest its assets to achieve returns similar to those of the Adasina Social Justice Index.

This chart illustrates the performance of a hypothetical $10,000 investment made on December 8, 2020 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 743-0080. The Fund’s net expense ratio is 0.89% (as of the Fund’s most recently filed Prospectus).

4

Adasina Social Justice All Cap Global ETF

PORTFOLIO ALLOCATION at August 31, 2021 (Unaudited)

Sector	% of Net Assets
Financial	24.4%
Consumer (Non-Cyclical)	21.5
Technology	18.1
Industrial	15.2
Consumer (Cyclical)	10.7
Communications	8.5
Basic Materials	0.8
Utilities	0.4
Cash & Cash Equivalents (1)	0.2
Diversified	0.1
Energy	0.1
Total	100.0%

(1)Represents cash, short-term investments, and liabilities in excess of other assets.

Adasina Social Justice All Cap Global ETF

5

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks – 99.3%
Advertising – 0.4%
Ascential PLC	5,162	$29,582
Dentsu Group, Inc.	1,414	52,513
DKSH Holding AG	389	30,299
IPSOS	662	32,040
Publicis Groupe SA	2,065	135,338
Stroeer SE & Co. KGaA	218	17,937
		297,709
Agriculture – 0.2%
Darling Ingredients, Inc. (1)	1,558	116,071
Fresh Del Monte Produce, Inc.	784	25,778
		141,849
Apparel – 0.0% (3)
Kontoor Brands, Inc. (2)	373	20,127
Auto Manufacturers – 1.7%
Autoneum Holding AG	230	44,014
BYD Co. Ltd. - H Shares	2,525	85,516
Geely Automobile Holdings Ltd.	34,307	123,953
Guangzhou Automobile Group Co. Ltd. - H Shares	96,667	97,321
Mazda Motor Corp.	6,094	52,974
Renault SA	3,644	135,285
SAIC Motor Corp. Ltd.	81,500	243,622
Subaru Corp.	10,910	202,241
Suzuki Motor Corp.	3,206	138,793
Traton SE	4,087	120,613
		1,244,332
Auto Parts & Equipment – 2.1%
Aisin Corp.	1,626	62,237
Aptiv PLC (1)	2,688	409,087
Dana, Inc.	1,091	25,377
Denso Corp.	4,380	307,389
Fox Factory Holding Corp. (1)(2)	146	22,436
The Furukawa Battery Co. Ltd.	2,328	34,265
Hella GmbH & Co. KGaA	300	21,439
Huayu Automotive Systems Co. Ltd.	22,500	80,765
Magna International, Inc.	2,414	190,327
Methode Electronics, Inc.	1,073	49,970
Musashi Seimitsu Industry Co. Ltd.	1,205	21,246
Sumitomo Electric Industries Ltd.	10,017	134,080
Visteon Corp. (1)	217	22,932
Weichai Power Co. Ltd. - H Shares (1)	36,884	93,048
		1,474,598

	Shares	Value
Banks – 7.4%
1st Source Corp.	966	$45,402
Absa Group Ltd.	2,021	22,082
Bangkok Bank PCL	15,222	53,837
Bank Central Asia Tbk PT	92,266	211,864
Bank Mandiri Persero Tbk PT	262,888	112,436
Bank Negara Indonesia Persero Tbk PT	26,800	10,147
Bank of Hawaii Corp.	307	25,730
Bank of Ningbo Co. Ltd.	4,200	20,990
Bank OZK	540	22,912
Bank Rakyat Indonesia Persero Tbk PT	471,462	129,910
BankUnited, Inc.	435	18,283
Banner Corp.	1,057	60,460
BOC Hong Kong Holdings Ltd.	22,610	68,609
Cadence BanCorp (1)	989	21,273
China Minsheng Banking Corp. Ltd. - H Share	341,612	142,753
China Zheshang Bank Co. Ltd. - A Share	86,200	47,347
CIT Group, Inc.	552	30,592
City Holding Co.	584	45,494
Community Trust Bancorp, Inc.	1,041	43,368
Credicorp Ltd.	733	78,160
DBS Group Holdings Ltd.	15,204	338,758
DNB Bank ASA (1)	10,741	226,533
Eagle Bancorp, Inc.	1,222	70,509
East West Bancorp, Inc.	4,012	294,240
FinecoBank Banca Fineco SpA	2,483	45,769
First Bancorp	1,688	21,488
First Commonwealth Financial Corp.	4,255	57,528
First Financial Bankshares, Inc.	402	19,143
First Hawaiian, Inc. (2)	764	21,323
Glacier Bancorp, Inc.	362	19,280
Grupo Elektra SAB DE CV	736	58,856
Hang Seng Bank Ltd.	5,214	93,321
Hope Bancorp, Inc.	5,562	76,700
Independent Bank Group, Inc.	304	21,411
Japan Post Bank Co. Ltd.	35,752	313,391
Kasikornbank PCL	38,570	146,586
Kearny Financial Corp.	4,002	50,785
Laurentian Bank of Canada	455	15,299
OTP Bank Nyrt	3,909	235,900
Oversea-Chinese Banking Corp. Ltd.	25,570	217,281
Paragon Banking Group PLC	5,257	40,661
Pinnacle Financial Partners, Inc.	280	27,138
Popular, Inc.	485	36,831
Prosperity Bancshares, Inc.	418	29,210
S&T Bancorp, Inc.	1,025	30,545

SCHEDULE OF INVESTMENTS at August 31, 2021

Adasina Social Justice All Cap Global ETF

6

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Banks – 7.4% (Continued)
The Siam Commercial Bank PCL - NVDR	69,020	$228,050
Signature Bank (2)	858	222,505
South State Corp. (2)	199	13,647
Stock Yards Bancorp, Inc.	1,047	54,004
SVB Financial Group (1)	517	289,262
TrustCo Bank Corp.	1,398	44,862
UMB Financial Corp.	296	27,108
United Bankshares, Inc.	560	20,345
United Overseas Bank Ltd.	10,610	201,772
Walker & Dunlop, Inc.	293	32,538
Washington Trust Bancorp, Inc.	805	42,874
Webster Financial Corp.	440	22,229
Westamerica BanCorp	628	35,633
Western Alliance Bancorp	2,315	225,851
Wintrust Financial Corp.	424	31,732
Zions Bancorp N.A.	847	49,041
		5,261,588
Beverages – 0.4%
Arca Continental SAB de CV	5,857	37,811
Asahi Group Holdings Ltd.	965	44,921
Becle SAB de CV	9,785	25,152
Carlsberg AS - Class B	214	37,349
Kirin Holdings Co. Ltd.	1,692	30,710
Kweichow Moutai Co. Ltd.	400	96,423
Wuliangye Yibin Co. Ltd.	1,100	34,327
		306,693
Biotechnology – 2.4%
Alnylam Pharmaceuticals, Inc. (1)(2)	441	88,831
Biogen, Inc. (1)	937	317,559
BioMarin Pharmaceutical, Inc. (1)(2)	1,824	153,599
Blueprint Medicines Corp. (1)	200	18,654
Esperion Therapeutics, Inc. (1)	945	12,304
Exact Sciences Corp. (1)	385	40,186
Exelixis, Inc. (1)	688	13,189
Halozyme Therapeutics, Inc. (1)(2)	766	32,164
Horizon Therapeutics PLC (1)	397	42,912
Incyte Corp. (1)	1,740	133,092
Innoviva, Inc. (1)	1,545	23,577
Inovio Pharmaceuticals, Inc. (1)(2)	2,508	21,669
Ionis Pharmaceuticals, Inc. (1)	385	15,307
Moderna, Inc. (1)	423	159,340
NeoGenomics, Inc. (1)(2)	456	22,171
PureTech Health PLC (1)	6,285	30,447
Radius Health, Inc. (1)	1,408	19,515
REGENXBIO, Inc. (1)	840	27,132
Royalty Pharma PLC - Class A	3,571	138,019

	Shares	Value
Biotechnology – 2.4% (Continued)
Seagen, Inc. (1)	611	$102,404
Vertex Pharmaceuticals, Inc. (1)	1,531	306,644
		1,718,715
Building Materials – 1.1%
American Woodmark Corp. (1)	771	54,325
Apogee Enterprises, Inc.	1,615	69,413
Arbonia AG	2,022	42,027
The AZEK Co., Inc. - Class A (1)	484	20,565
Forbo Holding AG	10	21,418
Fortune Brands Home & Security, Inc.	2,779	270,591
Ibstock PLC	8,002	26,342
Imerys SA	668	30,911
Investment AB Latour - Class B	1,404	48,806
Lixil Corp.	2,062	60,156
ROCKWOOL International A/S - Class B	86	45,499
Simpson Manufacturing Co., Inc.	554	62,685
Zhuzhou Kibing Group Co. Ltd.	6,900	29,124
		781,862
Chemicals – 0.8%
IMCD NV	334	65,784
Kansai Paint Co. Ltd.	925	24,005
Kingfa Sci & Tech Co. Ltd.	6,300	15,801
LB Group Co. Ltd.	7,500	43,515
Mitsubishi Chemical Holdings Corp.	10,576	92,976
Nippon Paint Holdings Co. Ltd.	6,390	79,628
Nissan Chemical Corp.	547	30,721
Orion Engineered Carbons SA (1)	2,083	36,807
Rogers Corp. (1)	140	29,737
Sensient Technologies Corp.	710	61,663
Showa Denko KK	1,011	22,519
Symrise AG	585	83,282
		586,438
Commercial Services – 4.6%
ALD SA	1,910	26,831
ASGN, Inc. (1)	450	50,485
Automatic Data Processing, Inc.	2,851	595,973
BeNext-Yumeshin Group Co.	3,099	33,794
The Bidvest Group Ltd.	1,572	22,279
Bravida Holding AB	2,986	47,286
Bright Horizons Family Solutions, Inc. (1)	229	33,379
Chegg, Inc. (1)(2)	803	66,826
Colliers International Group, Inc.	408	56,729
CorVel Corp. (1)	120	19,777
CoStar Group, Inc. (1)	1,894	160,498
Element Fleet Management Corp.	3,108	34,212
EML Payments Ltd. (1)	6,784	20,477

SCHEDULE OF INVESTMENTS at August 31, 2021 (Continued)

Adasina Social Justice All Cap Global ETF

7

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Commercial Services – 4.6% (Continued)
Euromoney Institutional Investor PLC	1,603	$22,767
Euronet Worldwide, Inc. (1)	315	41,967
EVERTEC, Inc.	846	39,128
FTI Consulting, Inc. (1)(2)	243	33,950
Gartner, Inc. (1)	514	158,692
GMO Payment Gateway, Inc.	185	24,367
Gruppo MutuiOnline SpA	324	19,544
HealthEquity, Inc. (1)	282	18,096
Herc Holdings, Inc. (1)(2)	216	28,393
Huron Consulting Group, Inc. (1)	746	36,830
IHS Markit Ltd.	2,935	353,961
Insource Co. Ltd.	1,177	22,745
Insperity, Inc.	335	36,964
ISS A/S	749	17,186
Jiangsu Expressway Co. Ltd. - H Shares	18,336	19,026
Korn Ferry	570	40,293
LiveRamp Holdings, Inc. (1)	292	14,308
MarketAxess Holdings, Inc.	70	33,314
Medifast, Inc.	92	20,967
Monro, Inc.	334	19,008
Moody’s Corp.	956	364,016
Outsourcing, Inc.	3,949	67,578
Recruit Holdings Co. Ltd.	1,245	73,662
Robert Half International, Inc.	882	91,199
Savills PLC	1,972	37,100
TAL Education Group - Class A - ADR (1)	661	3,517
Terminix Global Holdings, Inc. (1)	699	29,099
Triton International Ltd	697	38,140
Verisk Analytics, Inc.	1,514	305,465
WEX, Inc. (1)(2)	220	40,385
Worldline SA (1)	161	14,305
WW International, Inc. (1)	651	14,094
		3,248,612
Computers – 2.1%
Amdocs Ltd.	2,939	226,391
Atos SE	668	34,665
Bechtle AG	993	71,762
CANCOM SE	230	15,128
Check Point Software Technologies Ltd. (1)	1,372	172,364
Computacenter PLC	469	18,964
CyberArk Software Ltd. (1)(2)	280	47,023
EPAM Systems, Inc. (1)	91	57,586
ExlService Holdings, Inc. (1)	283	34,849
FDM Group Holdings PLC	2,050	35,887
Fortinet, Inc. (1)	517	162,927
Genpact Ltd.	1,699	88,144
Infosys Ltd. - ADR	1,605	38,231

	Shares	Value
Computers – 2.1% (Continued)
Insight Enterprises, Inc. (1)(2)	424	$43,625
Jenoptik AG	906	32,705
Lenovo Group Ltd.	20,942	23,211
Lumentum Holdings, Inc. (1)(2)	313	27,118
Maximus, Inc.	746	64,969
NetScout Systems, Inc. (1)	1,126	30,875
PAX Global Technology Ltd.	18,184	22,446
Pure Storage, Inc. (1)(2)	1,133	29,265
Rapid7, Inc. (1)(2)	284	34,512
S&T AG	1,287	29,519
Softcat PLC	657	19,115
Sopra Steria Group SACA	92	18,723
Stratasys Ltd. (1)(2)	1,094	23,040
TietoEVRY Oyj	747	26,595
TTEC Holdings, Inc.	344	36,278
		1,465,917
Cosmetics & Personal Care – 0.2%
Kao Corp.	2,643	159,889
Kose Corp.	147	17,796
		177,685
Distribution & Wholesale – 0.8%
AddTech AB - Class B	2,092	43,832
H&E Equipment Services, Inc.	1,669	56,830
IAA, Inc. (1)	642	34,103
Inchcape PLC	1,584	20,045
KAR Auction Services, Inc. (1)	1,540	26,041
MARR SpA	606	14,665
Munters Group AB	3,948	36,241
Pool Corp.	507	250,610
Resideo Technologies, Inc. (1)	828	26,695
Seven Group Holdings Ltd.	1,002	15,562
Sojitz Corp.	7,379	21,695
Toyota Tsusho Corp.	680	30,113
		576,432
Diversified Financial Services – 6.5%
Air Lease Corp.	532	21,142
Ally Financial, Inc.	4,830	255,507
American Express Co.	3,794	629,652
Amundi SA	261	24,694
Avanza Bank Holding AB	768	29,480
Blucora, Inc. (1)	1,020	16,738
Brightsphere Investment Group, Inc.	2,329	63,325
CITIC Securities Co. Ltd. - H Share	25,313	64,118
CMC Markets PLC	2,422	14,050
CME Group, Inc. - Class A	2,573	519,025
Collector AB (1)	4,090	18,503

SCHEDULE OF INVESTMENTS at August 31, 2021 (Continued)

Adasina Social Justice All Cap Global ETF

8

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Diversified Financial Services – 6.5% (Continued)
Columbia Financial, Inc. (1)	2,657	$47,906
Credit Acceptance Corp. (1)	60	34,781
CSC Financial Co. Ltd. - H Shares	22,570	24,725
DWS Group GmbH & Co. KGaA	377	15,923
ECN Capital Corp.	8,522	69,125
Evercore, Inc. - Class A	249	34,770
First National Financial Corp.	822	30,131
Guotai Junan Securities Co. Ltd. - H Share	49,783	69,643
Haitong Securities Co. Ltd. - H Share	76,530	70,750
Intrum AB	450	13,419
KB Financial Group, Inc. - ADR	1,009	45,920
Mastercard, Inc. - Class A	2,189	757,897
Old Mutual Ltd.	17,304	18,375
OneMain Holdings, Inc.	968	55,979
PRA Group, Inc. (1)	722	30,324
Resurs Holding AB	2,335	11,907
SBI Holdings, Inc.	944	22,943
Singapore Exchange Ltd.	6,165	45,375
Stifel Financial Corp.	627	43,326
Synchrony Financial	5,565	276,859
TMX Group Ltd.	453	49,758
Visa, Inc. - Class A (2)	5,140	1,177,574
Vontobel Holding AG	390	36,486
		4,640,130
Electrical Components & Equipment – 0.9%
Belden, Inc.	616	35,266
Contemporary Amperex Technology Co. Ltd.	700	53,597
Energizer Holdings, Inc. (2)	793	31,197
EnerSys	342	28,930
Eve Energy Co. Ltd.	1,200	18,938
Generac Holdings, Inc. (1)(2)	470	205,381
Littelfuse, Inc. (2)	260	74,204
Novanta, Inc. (1)	201	30,797
SMA Solar Technology AG	384	18,376
Universal Display Corp.	624	130,160
		626,846
Electronics – 3.1%
Advanced Energy Industries, Inc.	243	21,914
Allegion plc	2,401	345,720
Arrow Electronics, Inc. (1)	932	112,977
AT&S Austria Technologie & Systemtechnik AG	841	36,484
Avnet, Inc.	972	39,327
Badger Meter, Inc.	290	31,056
Brady Corp. - Class A	391	20,852
Dexerials Corp.	1,306	25,595

	Shares	Value
Electronics – 3.1% (Continued)
FARO Technologies, Inc. (1)	840	$57,910
II-VI, Inc. (1)(2)	397	25,003
Itron, Inc. (1)	244	20,498
Keysight Technologies, Inc. (1)	2,467	442,530
Knowles Corp. (1)	4,504	90,080
Luxshare Precision Industry Co. Ltd.	15,000	78,583
National Instruments Corp.	954	39,896
NKT A/S (1)	800	35,988
Sanmina Corp. (1)	520	20,530
Sensata Technologies Holding PLC (1)	1,232	72,910
SYNNEX Corp.	330	41,933
Trimble, Inc. (1)	4,501	424,084
TTM Technologies, Inc. (1)(2)	6,040	84,560
Vontier Corp.	569	20,695
Waters Corp. (1)	235	97,295
		2,186,420
Energy – Alternate Sources – 0.0% (3)
Plug Power, Inc. (1)	817	21,291
Engineering & Construction – 2.9%
Ackermans & van Haaren NV	708	130,379
Aecon Group, Inc.	4,863	79,315
Aena SME SA (1)	1,128	180,026
Alten SA	230	37,875
Bilfinger SE (1)	1,086	38,075
China Railway Group Ltd. - H Shares	549,935	263,748
China Tower Corp. Ltd. - H Shares	1,530,738	200,756
Comfort Systems USA, Inc.	538	40,877
Dycom Industries, Inc. (1)	317	23,880
Exponent, Inc.	590	68,971
Grupo Aeroportuario del Pacifico SAB de CV - Class B	1,710	19,956
Grupo Aeroportuario del Sureste SAB de CV - Series B	908	16,280
Infrastrutture Wireless Italiane SpA	10,680	126,955
Jasa Marga Persero Tbk PT	72,002	19,991
Kajima Corp.	4,299	55,684
Obayashi Corp.	5,254	43,329
PP Persero Tbk PT	194,861	12,364
Shanghai International Airport Co. Ltd.	4,900	32,805
Shimizu Corp.	5,389	38,752
Skanska AB - Class B	10,406	299,340
SNC-Lavalin Group, Inc.	964	26,060
SPIE SA	2,149	50,939
Stantec, Inc.	1,347	64,906
Taisei Corp.	1,909	59,863
Takuma Co. Ltd.	1,842	27,833
TopBuild Corp. (1)(2)	204	44,633

SCHEDULE OF INVESTMENTS at August 31, 2021 (Continued)

Adasina Social Justice All Cap Global ETF

9

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Engineering & Construction – 2.9% (Continued)
Waskita Karya Persero Tbk PT	213,720	$12,512
YIT Oyj	3,288	19,911
		2,036,015
Entertainment – 0.8%
Evolution AB	98	15,810
Flutter Entertainment PLC (1)	947	183,963
Gamesys Group PLC	981	24,909
Great Canadian Gaming Corp. (1)	649	22,624
International Game Technology PLC (1)	1,722	37,006
Oriental Land Co. Ltd.	1,007	152,709
Penn National Gaming, Inc. (1)(2)	1,353	109,728
Six Flags Entertainment Corp. (1)	564	23,823
Tokyotokeiba Co. Ltd.	451	17,324
		587,896
Environmental Control – 0.5%
Befesa SA	299	24,248
Beijing Originwater Technology Co. Ltd.	17,900	20,993
Daiseki Co. Ltd.	983	39,854
Derichebourg SA	4,101	48,411
Hitachi Zosen Corp.	5,601	40,633
Kurita Water Industries Ltd.	707	33,207
Sweco AB - Class B	2,421	42,402
Tetra Tech, Inc. (2)	524	75,372
TOMRA Systems ASA	304	18,662
		343,782
Food – 2.0%
Aryzta AG (1)	19,255	26,842
Axfood AB	1,096	28,965
B&G Foods, Inc. (2)	1,426	43,293
Bid Corp. Ltd.	662	14,640
Empire Co. Ltd. - Class A	1,644	53,081
George Weston Ltd.	3,253	350,103
Grocery Outlet Holding Corp. (1)	507	13,197
ICA Gruppen AB	974	48,403
J Sainsbury PLC	5,056	21,153
Magnit PJSC - GDR	2,510	38,089
Metro, Inc.	4,387	223,126
Nomad Foods Ltd. (1)(2)	1,371	36,181
The North West Co., Inc.	1,827	51,775
Orkla ASA	7,823	69,807
Saputo, Inc.	4,130	115,992
Seven & i Holdings Co. Ltd.	4,501	197,272
The Simply Good Foods Co. (1)	620	22,084
Sligro Food Group NV	488	13,768
The SPAR Group Ltd.	1,186	17,024
Sprouts Farmers Market, Inc. (1)(2)	1,099	27,365

	Shares	Value
Food – 2.0% (Continued)
Tiger Brands Ltd.	1,333	$17,135
Yakult Honsha Co. Ltd.	416	24,007
		1,453,302
Hand & Machine Tools – 0.4%
Franklin Electric Co., Inc.	613	52,093
Regal Beloit Corp. (2)	393	58,722
Schindler Holding AG	648	202,029
		312,844
Healthcare – Products – 5.6%
Abbott Laboratories	6,921	874,607
Align Technology, Inc. (1)	133	94,297
Arjo AB - Class B	2,029	26,001
Avanos Medical, Inc. (1)	419	13,827
Avantor, Inc. (1)	1,196	47,170
Biotage AB	1,618	45,139
Bio-Techne Corp. (2)	86	42,926
CONMED Corp. (2)	313	41,109
Danaher Corp.	2,383	772,473
DENTSPLY SIRONA, Inc.	1,811	111,739
DiaSorin SpA	171	39,009
Elekta AB - Class B	1,884	23,586
EssilorLuxottica SA	468	91,851
Glaukos Corp. (1)	249	14,848
Haemonetics Corp. (1)	354	22,214
Hill-Rom Holdings, Inc.	518	75,410
ICU Medical, Inc. (1)	169	33,690
IDEXX Laboratories, Inc. (1)	161	108,475
Inogen, Inc. (1)	517	30,601
Inspire Medical Systems, Inc. (1)	81	18,108
Insulet Corp. (1)	69	20,549
Integer Holdings Corp. (1)	285	28,155
Integra LifeSciences Holdings Corp. (1)	605	45,514
Intuitive Surgical, Inc. (1)	473	498,334
Koninklijke Philips NV	1,053	48,528
LivaNova PLC (1)	285	23,567
Natera, Inc. (1)	163	19,304
Neogen Corp. (1)	835	36,556
NuVasive, Inc. (1)	423	26,285
Omnicell, Inc. (1)(2)	258	40,060
Orthofix Medical, Inc. (1)	1,584	67,162
QIAGEN NV (1)	1,060	59,169
ResMed, Inc.	737	214,121
Shanghai Kehua Bio-Engineering Co. Ltd.	7,600	15,357
Smith & Nephew PLC	2,269	43,562
STAAR Surgical Co. (1)(2)	138	21,317
STERIS PLC	768	165,128

SCHEDULE OF INVESTMENTS at August 31, 2021 (Continued)

Adasina Social Justice All Cap Global ETF

10

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Healthcare – Products – 5.6% (Continued)
STRATEC SE	178	$29,459
Tecan Group AG	58	35,362
West Pharmaceutical Services, Inc.	123	55,549
		4,020,118
Healthcare – Services – 2.5%
Attendo AB	2,813	13,898
Encompass Health Corp.	445	34,910
The Ensign Group, Inc.	309	25,236
Evotec SE (1)	570	28,327
Hansa Biopharma AB (1)	865	12,416
Humana, Inc.	680	275,686
Invitae Corp. (1)(2)	498	14,756
Laboratory Corp. of America Holdings (1)	775	235,120
LHC Group, Inc. (1)	215	40,153
MEDNAX, Inc. (1)	459	14,739
Raffles Medical Group Ltd.	46,573	48,820
Syneos Health, Inc. (1)	438	40,638
UnitedHealth Group, Inc.	2,371	986,976
Virtus Health Ltd.	3,216	16,053
		1,787,728
Holding Companies – Diversified – 0.1%
Alliance Global Group, Inc.	108,046	22,369
KOC Holding AS	11,290	31,285
SeaLink Travel Group Ltd.	3,801	25,002
		78,656
Home Builders – 0.3%
Barratt Developments PLC	7,280	74,041
Installed Building Products, Inc. (2)	251	31,169
Sekisui Chemical Co. Ltd.	2,142	36,733
Taylor Wimpey PLC	15,377	38,707
Tri Pointe Homes, Inc. (1)	1,173	27,882
Winnebago Industries, Inc.	369	25,690
		234,222
Home Furnishings – 0.5%
Gree Electric Appliances Inc. of Zhuhai	14,400	91,571
iRobot Corp. (1)(2)	250	20,280
Panasonic Corp.	16,261	194,197
Sharp Corp.	2,005	26,518
TCL Technology Group Corp.	44,000	48,539
		381,105
Household Products & Wares – 0.5%
ACCO Brands Corp.	5,102	47,806
Henkel AG & Co. KGaA	3,106	279,387
Reynolds Consumer Products, Inc.	1,173	33,172
WD-40 Co.	92	22,046
		382,411

	Shares	Value
Insurance – 8.6%
Ageas SA/NV	2,662	$133,080
AIA Group Ltd.	17,273	206,436
Aon PLC	1,324	379,803
Arch Capital Group Ltd. (1)	7,490	307,839
Argo Group International Holdings Ltd.	1,146	60,623
Arthur J. Gallagher & Co.	1,914	274,889
ASR Nederland NV	347	15,860
Assicurazioni Generali SpA	17,694	360,718
Assurant, Inc.	453	77,060
Axis Capital Holdings Ltd.	832	42,573
Baloise Holding AG	305	48,644
Brown & Brown, Inc.	3,142	182,393
China Pacific Insurance Group Co. Ltd. - H Share	21,043	59,254
Chubb Ltd.	4,276	786,442
CNO Financial Group, Inc.	770	18,834
CNP Assurances	5,905	101,039
Employers Holdings, Inc.	1,131	46,563
Enstar Group Ltd. (1)	80	18,454
Essent Group Ltd.	548	25,800
Everest Re Group Ltd.	1,345	356,291
Hannover Rueck SE	211	38,843
The Hanover Insurance Group, Inc.	490	69,242
Harel Insurance Investments & Financial Services Ltd.	2,721	26,754
Helvetia Holding AG	281	32,178
Horace Mann Educators Corp.	1,664	68,224
iA Financial Corp, Inc.	540	29,896
Japan Post Holdings Co. Ltd.	44,786	384,957
Kemper Corp.	485	33,271
Kinsale Capital Group, Inc. (2)	98	17,821
Lincoln National Corp.	5,754	395,012
Mapfre SA	17,349	37,396
MBIA, Inc. (1)	2,646	29,609
Mercury General Corp.	481	28,721
MGIC Investment Corp. (2)	2,363	36,083
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	982	286,846
NN Group NV	1,249	64,829
Palomar Holdings, Inc. (1)	378	33,944
The People’s Insurance Co. Group of China Ltd. - H Shares (1)	115,466	35,632
Primerica, Inc.	159	24,317
ProAssurance Corp.	1,147	29,249
Reinsurance Group of America, Inc.	490	56,752
RenaissanceRe Holdings Ltd.	423	66,297
Safety Insurance Group, Inc.	517	42,037
SCOR SE	1,266	38,841

SCHEDULE OF INVESTMENTS at August 31, 2021 (Continued)

Adasina Social Justice All Cap Global ETF

11

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Insurance – 8.6% (Continued)
SiriusPoint Ltd. (1)	5,429	$53,259
Storebrand ASA	3,124	27,711
Swiss Life Holding AG	103	53,701
Swiss Re AG	1,733	159,405
Talanx AG	1,293	58,733
Tokio Marine Holdings, Inc.	669	32,744
Unipol Gruppo SpA	2,939	17,423
United Fire Group, Inc.	694	18,016
Unum Group	1,357	36,123
White Mountains Insurance Group Ltd.	22	24,658
Willis Towers Watson PLC	1,163	256,697
		6,147,816
Internet – 2.7%
Adevinta ASA - A Shares (1)	1,864	37,471
AO World PLC (1)	7,444	23,686
Atea ASA (1)	1,101	22,411
Auto Trader Group PLC	3,190	27,615
CDW Corp.	1,320	264,805
Cogent Communications Holdings, Inc.	240	17,419
F5 Networks, Inc. (1)	1,362	277,262
Fiverr International Ltd. (1)(2)	96	17,233
IAC/InterActiveCorp - Class A (1)	755	99,698
iQIYI, Inc. - Class A - ADR (1)	2,292	20,766
Meituan - Class B (1)	5,379	172,214
Mimecast Ltd. (1)	423	29,530
My EG Services Bhd	37,768	16,899
Perficient, Inc. (1)(2)	471	56,153
Proofpoint, Inc. (1)	113	19,888
Q2 Holdings, Inc. (1)(2)	281	24,753
Rakuten Group, Inc.	6,565	68,841
Reply SpA	138	27,840
Scout24 AG	529	44,462
Shutterstock, Inc.	167	19,248
Spotify Technology SA (1)	475	111,312
Tencent Music Entertainment Group - Class A - ADR (1)	1,466	12,959
Trend Micro, Inc.	497	27,279
Trip.com Group Ltd. - ADR (1)	665	20,276
ValueCommerce Co. Ltd.	818	33,618
VeriSign, Inc. (1)	1,003	216,909
Vitec Software Group AB - B Shares	764	44,131
Wix.com Ltd. (1)	112	24,873
Z Holdings Corp.	8,580	55,997
Zendesk, Inc. (1)	421	52,036
		1,887,584

	Shares	Value
Investment Companies – 0.8%
EXOR NV	2,985	$248,770
Groupe Bruxelles Lambert SA	1,613	184,886
Investor AB - A Shares	6,990	167,495
		601,151
Leisure Time – 0.2%
Beneteau SA	1,569	24,226
Planet Fitness, Inc. - Class A (1)	360	29,268
Trigano SA	46	9,568
Yamaha Motor Co. Ltd.	1,904	48,527
		111,589
Lodging – 0.5%
Choice Hotels International, Inc. (2)	647	77,226
Dalata Hotel Group PLC (1)	2,765	12,338
Genting Malaysia Bhd	21,000	15,003
Huazhu Group Ltd. - ADR (1)	299	14,439
InterContinental Hotels Group PLC (1)	2,947	187,906
Melco International Development Ltd.	11,747	17,068
Scandic Hotels Group AB	3,613	14,124
SKYCITY Entertainment Group Ltd.	5,586	12,817
		350,921
Machinery – Construction & Mining – 0.1%
Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Share	44,508	42,406
Machinery – Diversified – 3.2%
Altra Industrial Motion Corp.	349	20,437
Biesse SpA	902	32,348
Bucher Industries AG	94	47,511
Cognex Corp.	2,915	258,327
FANUC Corp.	213	46,513
Graco, Inc.	5,995	470,128
Hexagon AB - Class B	7,018	121,453
IDEX Corp.	2,265	507,360
Kardex Holding AG	141	37,788
KION Group AG	655	70,067
Komax Holding AG	92	26,012
Kone Oyj - B Shares	1,683	139,546
NARI Technology Co. Ltd.	9,400	50,918
Otis Worldwide Corp.	3,728	343,796
Spirax-Sarco Engineering PLC	101	22,393
Stabilus SA	412	32,391
Zehnder Group AG	568	61,385
		2,288,373
Media – 1.2%
Cable One, Inc.	90	188,963
The EW Scripps Co. - Class A	1,826	33,854

SCHEDULE OF INVESTMENTS at August 31, 2021 (Continued)

Adasina Social Justice All Cap Global ETF

12

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Media – 1.2% (Contnued)
FactSet Research Systems, Inc.	254	$96,576
Informa PLC (1)	17,990	131,469
ITV PLC	9,780	15,586
Metropole Television SA	700	14,890
Nordic Entertainment Group AB - Class B	230	13,312
ProSiebenSat.1 Media SE	1,241	23,681
Pushpay Holdings Ltd. (1)	11,869	14,787
Quebecor, Inc. - Class B	1,889	47,059
Sirius XM Holdings, Inc. (2)	38,565	241,803
		821,980
Metal Fabricate & Hardware – 0.3%
Helios Technologies, Inc.	282	23,017
Martinrea International, Inc.	2,142	20,477
MISUMI Group, Inc.	1,215	48,275
Mueller Industries, Inc.	725	32,342
Norma Group SE	585	29,515
Reliance Worldwide Corp. Ltd.	5,249	22,480
VAT Group AG	96	40,200
		216,306
Miscellaneous Manufacturers – 0.7%
Alfa Laval AB	2,930	118,711
Fabrinet (1)(2)	282	29,052
Federal Signal Corp.	640	26,003
Hillenbrand, Inc.	839	38,946
Indutrade AB	2,109	69,579
John Bean Technologies Corp. (2)	169	24,655
JSR Corp.	1,203	41,775
Lens Technology Co. Ltd.	13,200	48,199
Stadler Rail AG	686	29,715
Sunny Optical Technology Group Co. Ltd.	1,312	39,677
		466,312
Office & Business Equipment – 0.3%
FUJIFILM Holdings Corp.	1,858	153,362
Ricoh Co. Ltd.	2,219	22,622
		175,984
Pharmaceuticals – 3.0%
Aerie Pharmaceuticals, Inc. (1)	1,612	24,035
Amneal Pharmaceuticals, Inc. - Class A (1)	3,840	21,658
Amplifon SpA	662	34,603
Bausch Health Companies, Inc. (1)	2,467	71,766
Canopy Growth Corp. (1)	1,066	18,314
Dexcom, Inc. (1)(2)	235	124,414
Elan Corp.	2,455	28,738
Fagron	1,002	20,971
Herbalife Nutrition Ltd. (1)(2)	587	30,137

	Shares	Value
Pharmaceuticals – 3.0% (Continued)
Heron Therapeutics, Inc. (1)	2,270	$26,491
Ironwood Pharmaceuticals, Inc. (1)	2,790	36,549
Jazz Pharmaceuticals PLC (1)	244	32,137
Neurocrine Biosciences, Inc. (1)	350	33,320
Novartis AG	5,532	512,044
Novo Nordisk A/S - Class B	2,214	220,597
Richter Gedeon Nyrt	2,096	62,784
Roche Holding AG	1,440	644,506
Sarepta Therapeutics, Inc. (1)	239	18,671
Supernus Pharmaceuticals, Inc. (1)	1,518	41,790
Takeda Pharmaceutical Co. Ltd.	732	24,513
USANA Health Sciences, Inc. (1)	321	31,147
Vifor Pharma AG	168	23,915
Zogenix, Inc. (1)(2)	1,545	22,881
		2,105,981
Pipelines – 0.0% (3)
Dogan Sirketler Grubu Holding AS	102,249	31,605
Real Estate – 0.2%
Greentown Service Group Co. Ltd.	11,187	11,967
Marcus & Millichap, Inc. (1)	1,826	71,616
McGrath RentCorp	956	66,710
		150,293
Retail – 3.4%
Alimentation Couche-Tard, Inc. - Class B	6,696	270,140
Alsea SAB de CV (1)	20,000	39,213
B&M European Value Retail SA	2,096	16,125
Bilia AB	1,140	22,883
BJ’s Wholesale Club Holdings, Inc. (1)	576	32,636
China Tourism Group Duty Free Corp. Ltd.	400	14,129
Fast Retailing Co. Ltd.	150	99,017
Fielmann AG	454	34,889
Floor & Decor Holdings, Inc. (1)	925	114,052
Fnac Darty SA	451	30,719
Food & Life Companies Ltd.	703	30,268
Freshpet, Inc. (1)	152	19,477
Halfords Group PLC	6,609	33,072
Hornbach Baumarkt AG	573	22,862
Hornbach Holding AG & Co KGaA	230	24,571
Industria de Diseno Textil SA	9,680	330,349
Jack in the Box, Inc.	490	51,920
Kathmandu Holdings Ltd.	13,973	13,375
Kura Sushi, Inc.	1,550	60,880
National Vision Holdings, Inc. (1)	508	30,470
Next PLC	426	46,375
Restaurant Brands International, Inc.	1,854	118,929
RH (1)(2)	123	86,182

SCHEDULE OF INVESTMENTS at August 31, 2021 (Continued)

Adasina Social Justice All Cap Global ETF

13

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Retail – 3.4% (Continued)
Ryohin Keikaku Co. Ltd.	1,539	$33,033
Shake Shack, Inc. - Class A (1)	385	33,399
SM Investments Corp.	5,024	101,894
Starbucks Corp.	6,000	704,940
Xiabuxiabu Catering Management China Holdings Co. Ltd.	17,234	15,223
		2,431,022
Savings & Loans – 0.4%
Brookline Bancorp, Inc.	3,058	45,778
New York Community Bancorp, Inc. (2)	1,762	22,060
Northwest Bancshares, Inc.	5,948	77,443
Pacific Premier Bancorp, Inc.	494	19,740
Provident Financial Services, Inc.	3,347	73,868
Sterling Bancorp	1,424	32,596
		271,485
Semiconductors – 6.5%
Amkor Technology, Inc.	772	21,207
ams AG	1,063	21,619
Analog Devices, Inc.	1	104
ASM International NV	92	35,687
ASML Holding NV	937	779,239
BE Semiconductor Industries NV	230	20,922
Brooks Automation, Inc.	210	17,842
Cirrus Logic, Inc. (1)	351	29,368
Cree, Inc. (1)(2)	1,174	99,766
Diodes, Inc. (1)	280	27,112
Entegris, Inc. (2)	1,335	160,387
Lattice Semiconductor Corp. (1)	423	26,277
Melexis NV	92	10,882
NAURA Technology Group Co. Ltd.	1,100	60,564
NVIDIA Corp.	4,581	1,025,457
Power Integrations, Inc.	277	30,093
Qorvo, Inc. (1)	1,330	250,080
RS Technologies Co. Ltd.	507	28,844
Samsung Electronics Co. Ltd. - GDR	326	533,173
Sanken Electric Co. Ltd.	498	24,569
Semtech Corp. (1)	315	22,025
Silicon Laboratories, Inc. (1)	228	35,937
Siltronic AG	125	20,643
SOITEC (1)	99	23,653
STMicroelectronics NV	3,383	150,614
SUMCO Corp.	1,860	39,330
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,181	616,591
Teradyne, Inc. (2)	1,614	196,004
United Microelectronics Corp. - ADR	2,933	33,348
Xilinx, Inc.	2,005	311,958
		4,653,295

	Shares	Value
Software – 9.3%
1Life Healthcare, Inc. (1)	416	$10,196
ACI Worldwide, Inc. (1)(2)	1,016	32,746
Adobe, Inc. (1)	1,454	965,020
ANSYS, Inc. (1)	488	178,296
Atlassian Corp. PLC - Class A (1)	465	170,683
Autodesk, Inc. (1)	766	237,529
Blackbaud, Inc. (1)	300	20,907
BlackBerry Ltd. (1)	1,489	16,944
Blackline, Inc. (1)	300	32,730
Box, Inc. - Class A (1)	947	24,414
Broadridge Financial Solutions, Inc.	852	146,731
Cadence Design Systems, Inc. (1)	859	140,429
Capcom Co. Ltd.	851	23,781
CDK Global, Inc.	1,283	53,373
Cerence, Inc. (1)(2)	205	22,230
Change Healthcare, Inc. (1)	1,765	38,530
CommVault Systems, Inc. (1)(2)	441	35,708
CompuGroup Medical SE & Co. KgaA	267	24,899
Concentrix Corp. (1)	140	24,275
Coupa Software, Inc. (1)(2)	230	56,306
CSG Systems International, Inc.	1,265	60,986
The Descartes Systems Group, Inc. (1)	599	46,886
DocuSign, Inc. (1)	507	150,194
Elastic NV (1)	222	35,420
HUB24 Ltd.	616	13,542
Intuit, Inc.	1,031	583,659
J2 Global, Inc. (1)(2)	315	43,376
Koei Tecmo Holdings Co. Ltd.	496	21,242
Konami Holdings Corp.	522	33,165
Manhattan Associates, Inc. (1)	292	47,593
MongoDB, Inc. (1)	103	40,359
MSCI, Inc.	249	158,010
New Relic, Inc. (1)(2)	309	24,711
NextGen Healthcare, Inc. (1)	2,981	45,490
Nuance Communications, Inc. (1)	698	38,425
Paychex, Inc.	4,213	482,262
Pharmagest Interactive	286	32,579
Progress Software Corp.	1,402	65,277
PROS Holdings, Inc. (1)	870	37,619
Roper Technologies, Inc.	738	356,661
The Sage Group PLC	6,258	63,923
Sailpoint Technologies Holdings, Inc. (1)	754	35,332
salesforce.com, Inc. (1)	2,282	605,346
SAP SE	2,625	394,960
Sapiens International Corp NV	2,159	61,618
SimCorp A/S	141	19,221
SolarWinds Corp.	887	15,141
Splunk, Inc. (1)	870	132,997

SCHEDULE OF INVESTMENTS at August 31, 2021 (Continued)

Adasina Social Justice All Cap Global ETF

14

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Software – 9.3% (Continued)
SPS Commerce, Inc. (1)	340	$46,080
Square Enix Holdings Co. Ltd.	230	13,420
Synopsys, Inc. (1)	885	294,032
TeamViewer AG (1)	821	27,340
TechMatrix Corp.	1,744	31,353
Teradata Corp. (1)(2)	502	27,454
Tinexta Spa	1,486	68,763
Tyler Technologies, Inc. (1)	281	136,482
Verint Systems, Inc. (1)	1,006	44,908
		6,591,553
Telecommunications – 4.3%
1&1 AG	576	18,182
Advanced Info Service PCL	39,051	227,770
Ascom Holding AG	2,578	40,976
ATN International, Inc.	469	21,382
Ciena Corp. (1)	680	38,848
InterDigital, Inc.	203	14,638
Iridium Communications, Inc. (1)	570	25,371
Juniper Networks, Inc.	2,242	64,973
KDDI Corp.	9,143	280,465
Mobile TeleSystems PJSC - ADR	8,411	78,895
MTN Group Ltd.	15,270	140,866
NETGEAR, Inc. (1)(2)	884	31,585
NetLink NBN Trust	38,903	28,054
Nippon Telegraph & Telephone Corp.	12,818	342,560
Orange Belgium SA	1,341	31,565
PLDT, Inc.	567	16,697
Singapore Telecommunications Ltd.	150,346	259,314
SoftBank Corp.	14,924	200,168
SoftBank Group Corp.	3,860	217,173
Spark New Zealand Ltd.	6,724	23,072
Swisscom AG	413	242,286
Tele2 AB - Class B	5,030	75,316
Telenor ASA	11,544	202,028
Telia Co. AB	41,405	177,532
Telkom Indonesia Persero Tbk PT	394,255	93,985
Tower Bersama Infrastructure Tbk PT	87,961	19,304
Viavi Solutions, Inc. (1)(2)	1,647	26,830
Vonage Holdings Corp. (1)	1,186	16,723
Xiaomi Corp. - Class B (1)	28,884	92,847
		3,049,405
Toys, Games & Hobbies – 0.3%
Games Workshop Group PLC	46	7,325
Hasbro, Inc.	1,955	192,196
		199,521

	Shares	Value
Transportation – 2.1%
Deutsche Post AG	6,267	$440,768
East Japan Railway Co.	6,933	468,953
Forward Air Corp.	340	29,978
Freightways Ltd.	2,537	22,857
Hankyu Hanshin Holdings, Inc.	2,489	74,652
Heartland Express, Inc.	1,863	31,261
Keisei Electric Railway Co. Ltd.	1,095	33,739
Kyushu Railway Co.	1,640	37,186
Matson, Inc.	344	27,234
Nagoya Railroad Co. Ltd.	1,865	32,849
Nippon Express Co. Ltd.	560	38,180
Odakyu Electric Railway Co. Ltd.	2,448	57,133
Seibu Holdings, Inc.	2,765	33,373
TFI International, Inc.	481	54,261
Tobu Railway Co. Ltd.	1,900	49,653
Tokyu Corp.	4,653	64,166
Wallenius Wilhelmsen ASA (1)	8,030	31,768
		1,528,011
Trucking & Leasing – 0.0% (3)
GATX Corp.	214	19,620
Water – 0.4%
Severn Trent PLC	3,345	127,151
United Utilities Group PLC	8,934	130,024
		257,175
Total Common Stocks
(Cost $66,506,027)		70,794,711
Preferred Stocks – 0.5%
Banks – 0.5%
Banco Bradesco SA - ADR	49,203	220,430
Banco Davivienda SA	3,050	26,422
Bancolombia SA - ADR	884	29,393
Grupo Aval Acciones y Valores SA	176,035	52,393
		328,638
Total Preferred Stocks
(Cost $335,456)		328,638
Warrants – 0.0% (3)
Lodging – 0.0% (3)
Minor International PCL, Strike Price $28.00, Expires 5/5/2023 (1)	733	120
Minor International PCL, Strike Price $31.00, Expires 2/15/2024 (1)	665	90
		210

SCHEDULE OF INVESTMENTS at August 31, 2021 (Continued)

Adasina Social Justice All Cap Global ETF

15

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Total Warrants
(Cost $0)		$210
Short-Term Investments – 0.3%
Money Market Funds – 0.3%
First American Government Obligations Fund - Class X, 0.030% (4)	211,255	211,255
Total Short-Term Investments
(Cost $211,255)		211,255
Investments Purchased with Collateral From Securities Lending – 5.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (4)	3,924,976	3,924,976
Total Investments Purchased with Collateral From Securities Lending
(Cost $3,924,976)		3,924,976
Total Investments in Securities – 105.6%
(Cost $70,977,714)		75,259,790
Liabilities in Excess of Other Assets – (5.6)%		(3,989,682)
Total Net Assets – 100.0%		$71,270,108

ADRAmerican Depositary Receipt

GDRGlobal Depositary Receipt

NVDRNon-Voting Depositary Receipt

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of August 31, 2021. Total loaned securities had a value of $3,822,962 or 5.4% of net assets as of August 31, 2021. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)Does not round to 0.1% or (0.1)%, as applicable.

(4)The rate shown is the annualized seven-day effective yield as of August 31, 2021.

SCHEDULE OF INVESTMENTS at August 31, 2021 (Continued)

Adasina Social Justice All Cap Global ETF

16

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2021

Assets:
Investments in securities, at value (Cost $70,977,714) (Note 2) (1)	$75,259,790
Foreign cash (Cost $254)	251
Receivables:
Investment securities sold	462,099
Dividends and interest	50,369
Securities lending (Note 5)	229
Total assets	75,772,738

Liabilities:
Collateral received for securities loaned (Note 5)	3,924,976
Payables:
Investment securities purchased	526,353
Management fees (Note 4)	51,301
Total liabilities	4,502,630
Net Assets	$71,270,108

Components of Net Assets:
Paid-in capital	$66,798,563
Total distributable (accumulated) earnings (losses)	4,471,545
Net assets	$71,270,108

Net Asset Value (unlimited shares authorized):
Net assets	$71,270,108
Shares of beneficial interest issued and outstanding	4,000,000
Net asset value	$17.82

(1)Includes loaned securities with a value of $3,822,962.

Adasina Social Justice All Cap Global ETF

17

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS For the Period Ended August 31, 2021(1)

Investment Income:
Dividend income (net of foreign withholding tax of $62,908)	$563,356
Securities lending income (Note 5)	1,356
Interest income	75
Total investment income	564,787

Expenses:
Management fees (Note 4)	296,622
Total expenses	296,622
Net investment income (loss)	268,165

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	2,838,101
Foreign currency translation	(30,597)
Change in net unrealized appreciation/depreciation on:
Investments and foreign currency translation	4,282,001
Net realized and unrealized gain (loss) on investments	7,089,505
Net increase (decrease) in net assets resulting from operations	$7,357,670

(1)The Fund commenced operations on December 8, 2020. The information presented is from December 8, 2020 to August 31, 2021.

Adasina Social Justice All Cap Global ETF

18

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended August 31, 2021(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$268,165
Net realized gain (loss) on investments and foreign currency translation	2,807,504
Change in net unrealized appreciation/depreciation on investments and foreign currency translation	4,282,001
Net increase (decrease) in net assets resulting from operations	7,357,670

Distributions to Shareholders:
Net distributions to shareholders	(223,040)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares (2)	64,135,478
Total increase (decrease) in net assets	71,270,108

Net Assets:
Beginning of period	—
End of period	$71,270,108

(1)The Fund commenced operations on December 8, 2020. The information presented is from December 8, 2020 to August 31, 2021.

(2)Summary of share transactions is as follows:

	Period Ended August 31, 2021(1)
	Shares	Value
Shares sold (3)	4,600,000	$74,485,658
Shares redeemed	(600,000)	(10,350,180)
Net increase (decrease)	4,000,000	$64,135,478

(3)Net variable fees of $4,278

Adasina Social Justice All Cap Global ETF

19

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended August 31, 2021 (1)

Net asset value, beginning of period	$15.00

Income from Investment Operations:
Net investment income (loss) (2)	0.10
Net realized and unrealized gain (loss) on investments	2.79
Total from investment operations	2.89

Less Distributions:
From net investment income	(0.07)
Total distributions	(0.07)

Net asset value, end of period	$17.82
Total return (3)(4)	19.24%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$71.3
Portfolio turnover rate (3)	59%
Ratio of expenses to average net assets (5)	0.89%
Ratio of net investment income (loss) to average net assets (5)	0.80%

(1)The Fund commenced operations on December 8, 2020. The information presented is from December 8, 2020 to August 31, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(5)Annualized.

20

Adasina Social Justice All Cap Global ETF

NOTE 1 – ORGANIZATION

The Fund is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on December 8, 2020.

The investment objective of the Fund is to seek to provide capital appreciation and income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

NOTES TO FINANCIAL STATEMENTS August 31, 2021

21

Adasina Social Justice All Cap Global ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$70,794,711	$—	$—	$70,794,711
Preferred Stocks (1)	—	328,638	—	—	328,638
Warrants (1)		210	—	—	210
Short-Term Investments	—	211,255	—	—	211,255
Investments Purchased With Collateral From Securities Lending (2)	3,924,976	—	—	—	3,924,976
Total Investments in Securities	$3,924,976	$71,334,814	$—	$—	$75,259,790

(1)See Schedule of Investments for the industry breakout.

(2)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of August 31, 2021, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

NOTES TO FINANCIAL STATEMENTS August 31, 2021 (Continued)

22

Adasina Social Justice All Cap Global ETF

E. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid semi-annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H. Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (“the Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to adjustments for redemptions in-kind and equalization. For the period ended August 31, 2021, the following adjustments were made:

Paid-In Capital	Total Undistributed (Accumulated) Earnings (Losses)
$2,663,085	$(2,663,085)

During the period ended August 31, 2021, the Fund realized $2,423,012 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from undistributed gains to paid-in capital.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

B.Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

NOTES TO FINANCIAL STATEMENTS August 31, 2021 (Continued)

23

Adasina Social Justice All Cap Global ETF

C.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

D.Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers, including ADRs, involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities, including ADRs, can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

E.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available.

F.Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis

NOTES TO FINANCIAL STATEMENTS August 31, 2021 (Continued)

24

Adasina Social Justice All Cap Global ETF

of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector. As of August 31, 2021, 24.4% of the Fund’s net assets were invested in the financial sector.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.89%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Management Fee payable to the Adviser (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser.

Robasciotti & Associates, Inc., doing business as Adasina Social Capital (the “Sub-Adviser”), serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee or the Trust’s officers receive compensation from the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS August 31, 2021 (Continued)

25

Adasina Social Justice All Cap Global ETF

As of August 31, 2021, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$3,822,962	$3,924,976	5.4%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the period ended August 31, 2021, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2021, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments and U.S. government securities were $31,902,423 and $28,791,342, respectively.

For the period ended August 31, 2021, there were no purchases or sales of long-term U.S. Government securities.

For the period ended August 31, 2021, in-kind transactions associated with creations and redemptions for the Fund were $71,377,602 and $10,349,879, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended August 31, 2021 is as follows:

Distributions paid from:	August 31, 2021
Ordinary income	$223,040

As of the period ended August 31, 2021, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (1)	$71,226,514
Gross tax unrealized appreciation	6,104,535
Gross tax unrealized depreciation	(2,071,334)
Net tax unrealized appreciation (depreciation)	4,033,201
Undistributed ordinary income (loss)	438,344
Undistributed long-term capital gain (loss)	—
Total distributable earnings	438,344
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$4,471,545

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of August 31, 2021, the Fund had no late year losses and no short-term capital loss carryovers.

NOTES TO FINANCIAL STATEMENTS August 31, 2021 (Continued)

26

Adasina Social Justice All Cap Global ETF

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $12,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 3% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – COVID-19 PANDEMIC

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs in the private sector, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with the Fund’s investment objective but there can be no assurance that it will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS August 31, 2021 (Continued)

27

Adasina Social Justice All Cap Global ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Adasina Social Justice All Cap Global ETF and
The Board of Trustees of
Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Adasina Social Justice All Cap Global ETF (the “Fund”), a series of Tidal ETF Trust (the “Trust”), including the schedule of investments, as of August 31, 2021, the related statement of operations, the statement of changes in net assets and the financial highlights for the period December 8, 2020 (commencement of operations) to August 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations, the changes in its net assets and the financial highlights for the period December 8, 2020 to August 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 28, 2021

28

Adasina Social Justice All Cap Global ETF

EXPENSE EXAMPLE For the Period Ended August 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from March 1, 2021 to August 31, 2021.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period March 1, 2021 – August 31, 2021 (1)
Actual	$1,000.00	$1,142.20	$4.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.72	$4.53

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.89%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

29

Adasina Social Justice All Cap Global ETF

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (1)
Mark H.W. Baltimore c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016-2018); Head of Global Distribution Services, Foreside Financial Group, LLC (broker-dealer) (2016); Managing Director, Head of Global Distribution Services, Beacon Hill Fund Services (broker-dealer) (2015–2016).	27	None
Dusko Culafic c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012–2018).	27	None
Eduardo Mendoza c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1966	Trustee	Indefinite term; since 2018	Executive Vice President - Head of Capital Markets & Corporate Development, Credijusto (financial technology company) (since 2017); Founding Partner / Capital Markets & Head of Corporate Development, SQN Latina (specialty finance company) (2016–2017).	27	None
Interested Trustee and Executive Officer
Eric W. Falkeis (2) c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1973	President, Principal Executive Officer, Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013-2018) and Direxion Advisors, LLC (2017-2018).	27

Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014–2018).

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

30

Adasina Social Justice All Cap Global ETF

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Daniel H. Carlson c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1955	Treasurer, Principal Financial Officer, Principal Accounting Officer, and AML Compliance Officer	Indefinite term; since 2018	Chief Financial Officer, Chief Compliance Officer, and Managing Member, Toroso Investments, LLC (since 2012).	Not Applicable	Not Applicable
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, PA 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021

Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable
Aaron J. Perkovich c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1973	Assistant Treasurer	Indefinite term; since 2018	Vice President, U.S. Bancorp Fund Services, LLC (since 2006).	Not Applicable	Not Applicable
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).	Not Applicable	Not Applicable

(1)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

31

Adasina Social Justice All Cap Global ETF

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the period ended August 31, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the period ended August 31, 2021 was 57.63%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended August 31, 2021, was 16.01%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the period ended August 31, 2021, was 0.00%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 743-0080 or by accessing the Fund’s website at www.adasinaetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (833) 743-0080 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.adasinaetf.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 743-0080. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.adasinaetf.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 743-0080. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.adasinaetf.com.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Adasina Social Capital
870 Market Street, Suite 1275
San Francisco, California 94102

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Adasina Social Justice All Cap Global ETF	JSTC	886364876

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Adasina Social Justice All Cap Global ETF

	FYE 08/31/2021	FYE 08/31/2020
(a) Audit Fees	$12,500	N/A
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,500	N/A
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 08/31/2021	FYE 08/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two year:

Non-Audit Related Fees	FYE 08/31/2021	FYE 08/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 27, 2021

By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	December 27, 2021

* Print the name and title of each signing officer under his or her signature.